Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of collateral and other credit enhancements (audited) (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	[1]	£ 343,687	£ 350,573
Netting and set-off		(172,014)	(184,265)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,099,256	1,383,985
Netting and set-off		(179,560)	(190,882)
Cash collateral		(35,951)	(34,965)
Non-cash collateral		(217,619)	(353,414)
Risk transfer		(11,116)	(13,461)
Net exposure		655,010	791,263
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		822,094	1,049,400
Netting and set-off		(179,560)	(190,882)
Cash collateral		(35,463)	(34,574)
Non-cash collateral		(179,349)	(320,863)
Risk transfer		(9,638)	(11,476)
Net exposure		418,084	491,605
Cash and balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		136,359	171,036
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		136,359	171,036
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		74,352	77,172
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		74,352	77,172
Reverse repurchase agreements and other similar secured lending [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,613	12,546
Netting and set-off		0	0
Cash collateral		(17)	0
Non-cash collateral		(1,565)	(12,226)
Risk transfer		0	0
Net exposure		31	320
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		699	2,994
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		699	2,994
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		277,162	334,585
Netting and set-off		0	0
Cash collateral		(488)	(391)
Non-cash collateral		(38,270)	(32,551)
Risk transfer		(1,478)	(1,985)
Net exposure		236,926	299,658
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		19,394	19,012
Netting and set-off		0	0
Cash collateral		(399)	(318)
Non-cash collateral		(1,418)	(1,482)
Risk transfer		(190)	(228)
Net exposure		17,387	16,984
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		140,078	111,611
Netting and set-off		0	0
Cash collateral		(3,007)	(866)
Non-cash collateral		(126,086)	(104,925)
Risk transfer		0	(344)
Net exposure		10,985	5,476
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		44,983	57,129
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	(463)
Risk transfer		(399)	(853)
Net exposure		44,584	55,813
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		64,368	54,335
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(605)	(128)
Risk transfer		0	0
Net exposure		63,763	54,207
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		119,391	100,040
Netting and set-off		0	0
Cash collateral		(2,996)	(426)
Non-cash collateral		(115,951)	(99,428)
Risk transfer		0	0
Net exposure		444	186
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		528	519
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		528	519
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		222,683	237,987
Netting and set-off		(172,014)	(184,265)
Cash collateral		(31,475)	(33,092)
Non-cash collateral		(5,502)	(6,170)
Risk transfer		(4,712)	(5,885)
Net exposure		8,980	8,575
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		7,234	3,140
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(154)	(128)
Risk transfer		0	0
Net exposure		7,080	3,012
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		136,959	324,590
Netting and set-off		(7,546)	(6,617)
Cash collateral		(964)	(616)
Non-cash collateral		(45,591)	(196,951)
Risk transfer		(4,527)	(4,394)
Net exposure		78,331	116,012
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		2,090
Netting and set-off		0
Cash collateral		(9)
Non-cash collateral		(1,235)
Risk transfer		(85)
Net exposure		761
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		15,644	11,037
Netting and set-off		0	0
Cash collateral		(11)	(440)
Non-cash collateral		(9,690)	(5,497)
Risk transfer		0	(344)
Net exposure		5,943	4,756
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		13,160	147,002
Netting and set-off		0	0
Cash collateral		(294)	(158)
Non-cash collateral		(12,675)	(146,554)
Risk transfer		(129)	0
Net exposure		62	290
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		887
Netting and set-off		0
Cash collateral		(3)
Non-cash collateral		(854)
Risk transfer		(30)
Net exposure		0
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		33,791	55,767
Netting and set-off		0	0
Cash collateral		(607)	(228)
Non-cash collateral		(5,063)	(3,995)
Risk transfer		(427)	(16)
Net exposure		27,694	51,528
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		645
Netting and set-off		0
Cash collateral		(6)
Non-cash collateral		(231)
Risk transfer		(38)
Net exposure		370
Corporate loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		90,008	121,821
Netting and set-off		(7,546)	(6,617)
Cash collateral		(63)	(230)
Non-cash collateral		(27,853)	(46,402)
Risk transfer		(3,971)	(4,378)
Net exposure		50,575	64,194
Corporate loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		558
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(150)
Risk transfer		(17)
Net exposure		391
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		4,515	15
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(445)	0
Risk transfer		0	0
Net exposure		4,070	15
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		57,134	51,195
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(451)	0
Risk transfer		0	0
Net exposure		56,683	51,195
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		257,768	315,573
Netting and set-off		0	0
Cash collateral		(89)	(73)
Non-cash collateral		(36,852)	(31,069)
Risk transfer		(1,288)	(1,757)
Net exposure		£ 219,539	£ 282,674

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.